Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross	$ 145,562	$ 154,129	$ 144,281
Accumulated Amortization	(34,103)	(28,885)	(8,203)
Intangible Assets, Net Balance	$ 111,459	$ 116,646	$ 136,078
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years	6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 7,746	$ 123,436	$ 123,436
Accumulated Amortization	(1,826)	(24,646)	(7,012)
Intangible Assets, Net Balance	$ 5,920	$ 98,790	$ 116,424
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years	6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 123,436	$ 9,432	$ 7,746
Accumulated Amortization	(29,054)	(1,549)	(443)
Intangible Assets, Net Balance	$ 94,382	$ 6,197	$ 7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years	6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 6,016	$ 6,016	$ 6,016
Accumulated Amortization	(1,418)	(1,203)	(344)
Intangible Assets, Net Balance	$ 4,598	$ 4,813	$ 5,672
Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)	5 years 6 months	5 years 6 months
Intangible Assets, Gross	$ 7,536	$ 7,505
Accumulated Amortization	(1,610)	(1,251)
Intangible Assets, Net Balance	$ 5,926	$ 6,254
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)	5 years	5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years	6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 828	$ 3,258	$ 828
Accumulated Amortization	(195)	(236)	(47)
Intangible Assets, Net Balance	$ 633	$ 592	$ 781